10. Net income (loss) per common share (Tables)	6 Months Ended
Jun. 30, 2016
Net Income Loss Per Common Share Tables
Basic and diluted earnings per share

For the three months ended June 30, 2016 the computation of basic and diluted earnings per share is as follows:

	Income	Number of shares	Per share amount

Net income	$68,920

Basic earnings per share	68,920	47,991,602	$0.00

Effect of dilutive securities
Warrants	-	1,200,950
Options	-	-

Diluted earnings per share	$68,920	49,192,552	$0.00

For the six months ended June 30, 2016 the computation of basic and diluted earnings per share is as follows:

	Income	Number of shares	Per share amount

Net income	$212,414

Basic earnings per share	212,414	47,865,229	$0.00

Effect of dilutive securities
Warrants	-	1,200,950
Options	-	-

Diluted earnings per share	$212,414	49,066,179	$0.00

Anti dilutive net loss per share
Three months and six months ended June 30, 2015

Options to purchase shares of common stock	$480,000
Warrants to purchase shares of common stock	6,300,000
Outstanding at June 30, 2015	$6,780,000